Distribution Date:	09/16/22	Wells Fargo Commercial Mortgage Trust 2013-LC12
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-LC12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-16	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	25		General Contact	(312) 332-7457
Modified Loan Detail	26		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94988QAA9	1.676000%	130,432,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988QAC5	3.531000%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988QAE1	3.986000%	160,000,000.00	114,901,231.29	0.00	381,663.59	0.00	0.00	381,663.59	114,901,231.29	40.72%	30.00%
A-3FL	94988QBG5	3.429710%	103,000,000.00	73,967,667.65	0.00	211,406.37	0.00	0.00	211,406.37	73,967,667.65	40.72%	30.00%
A-3FX	94988QBQ3	4.261000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94988QAG6	4.218000%	363,055,000.00	363,055,000.00	0.00	1,276,138.33	0.00	0.00	1,276,138.33	363,055,000.00	40.72%	30.00%
A-SB	94988QAL5	3.928000%	149,929,000.00	44,167,433.92	1,918,898.39	144,574.73	0.00	0.00	2,063,473.12	42,248,535.53	40.72%	30.00%
A-S	94988QAN1	4.431599%	116,257,000.00	116,257,000.00	0.00	429,337.04	0.00	0.00	429,337.04	116,257,000.00	29.12%	21.75%
B	94988QAQ4	4.431599%	88,072,000.00	88,072,000.00	0.00	325,249.85	0.00	0.00	325,249.85	88,072,000.00	20.33%	15.50%
C	94988QAS0	4.431599%	56,367,000.00	56,367,000.00	0.00	208,163.30	0.00	0.00	208,163.30	56,367,000.00	14.71%	11.50%
D	94988QAU5	4.431599%	66,936,000.00	66,936,000.00	0.00	208,845.28	0.00	0.00	208,845.28	66,936,000.00	8.03%	6.75%
E	94988QAW1	3.500000%	28,183,000.00	28,183,000.00	0.00	0.00	0.00	0.00	0.00	28,183,000.00	5.22%	4.75%
F	94988QAY7	3.500000%	14,092,000.00	14,092,000.00	0.00	0.00	0.00	0.00	0.00	14,092,000.00	3.81%	3.75%
G	94988QBA8	3.500000%	52,843,821.00	38,223,057.85	0.00	0.00	0.00	0.00	0.00	38,223,057.85	0.00%	0.00%
V	94988QBN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94988QBL4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,409,166,823.01	1,004,221,390.71	1,918,898.39	3,185,378.49	0.00	0.00	5,104,276.88	1,002,302,492.32

X-A	94988QBC4	0.274471%	986,416,000.00	596,091,332.86	0.00	136,341.49	0.00	0.00	136,341.49	594,172,434.47
X-B	94988QBE0	0.931599%	95,118,821.00	80,498,057.85	0.00	62,493.29	0.00	0.00	62,493.29	80,498,057.85
Notional SubTotal			1,081,534,821.00	676,589,390.71	0.00	198,834.78	0.00	0.00	198,834.78	674,670,492.32

Deal Distribution Total					1,918,898.39	3,384,213.27	0.00	0.00	5,303,111.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988QAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988QAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988QAE1	718.13269556	0.00000000	2.38539744	0.00000000	0.00000000	0.00000000	0.00000000	2.38539744	718.13269556
A-3FL	94988QBG5	718.13269563	0.00000000	2.05248903	0.00000000	0.00000000	0.00000000	0.00000000	2.05248903	718.13269563
A-3FX	94988QBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94988QAG6	1,000.00000000	0.00000000	3.51500001	0.00000000	0.00000000	0.00000000	0.00000000	3.51500001	1,000.00000000
A-SB	94988QAL5	294.58899826	12.79871399	0.96428796	0.00000000	0.00000000	0.00000000	0.00000000	13.76300195	281.79028427
A-S	94988QAN1	1,000.00000000	0.00000000	3.69299948	0.00000000	0.00000000	0.00000000	0.00000000	3.69299948	1,000.00000000
B	94988QAQ4	1,000.00000000	0.00000000	3.69299948	0.00000000	0.00000000	0.00000000	0.00000000	3.69299948	1,000.00000000
C	94988QAS0	1,000.00000000	0.00000000	3.69299945	0.00000000	0.00000000	0.00000000	0.00000000	3.69299945	1,000.00000000
D	94988QAU5	1,000.00000000	0.00000000	3.12007410	0.57292533	2.05829897	0.00000000	0.00000000	3.12007410	1,000.00000000
E	94988QAW1	1,000.00000000	0.00000000	0.00000000	2.91666678	41.03634070	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94988QAY7	1,000.00000000	0.00000000	0.00000000	2.91666690	62.15710616	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94988QBA8	723.32123466	0.00000000	0.00000000	2.10968696	71.74050397	0.00000000	0.00000000	0.00000000	723.32123466
V	94988QBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94988QBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988QBC4	604.30014604	0.00000000	0.13821906	0.00000000	0.00000000	0.00000000	0.00000000	0.13821906	602.35482238
X-B	94988QBE0	846.28948302	0.00000000	0.65700236	0.00000000	0.00000000	0.00000000	0.00000000	0.65700236	846.28948302

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/22 - 08/30/22	30	0.00	381,663.59	0.00	381,663.59	0.00	0.00	0.00	381,663.59	0.00
A-3FL	08/17/22 - 09/15/22	30	0.00	211,406.37	0.00	211,406.37	0.00	0.00	0.00	211,406.37	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/22 - 08/30/22	30	0.00	1,276,138.33	0.00	1,276,138.33	0.00	0.00	0.00	1,276,138.33	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	144,574.73	0.00	144,574.73	0.00	0.00	0.00	144,574.73	0.00
X-A	08/01/22 - 08/30/22	30	0.00	136,341.49	0.00	136,341.49	0.00	0.00	0.00	136,341.49	0.00
X-B	08/01/22 - 08/30/22	30	0.00	62,493.29	0.00	62,493.29	0.00	0.00	0.00	62,493.29	0.00
A-S	08/01/22 - 08/30/22	30	0.00	429,337.04	0.00	429,337.04	0.00	0.00	0.00	429,337.04	0.00
B	08/01/22 - 08/30/22	30	0.00	325,249.85	0.00	325,249.85	0.00	0.00	0.00	325,249.85	0.00
C	08/01/22 - 08/30/22	30	0.00	208,163.30	0.00	208,163.30	0.00	0.00	0.00	208,163.30	0.00
D	08/01/22 - 08/30/22	30	99,424.97	247,194.62	0.00	247,194.62	38,349.33	0.00	0.00	208,845.28	137,774.30
E	08/01/22 - 08/30/22	30	1,074,326.77	82,200.42	0.00	82,200.42	82,200.42	0.00	0.00	0.00	1,156,527.19
F	08/01/22 - 08/30/22	30	834,816.27	41,101.67	0.00	41,101.67	41,101.67	0.00	0.00	0.00	875,917.94
G	08/01/22 - 08/30/22	30	3,679,558.43	111,483.92	0.00	111,483.92	111,483.92	0.00	0.00	0.00	3,791,042.35
Totals			5,688,126.44	3,657,348.62	0.00	3,657,348.62	273,135.34	0.00	0.00	3,384,213.27	5,961,261.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94988QAN1	4.431599%	116,257,000.00	116,257,000.00	0.00	429,337.04	0.00	0.00	429,337.04	116,257,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94988QAQ4	4.431599%	88,072,000.00	88,072,000.00	0.00	325,249.85	0.00	0.00	325,249.85	88,072,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94988QAS0	4.431599%	56,367,000.00	56,367,000.00	0.00	208,163.30	0.00	0.00	208,163.30	56,367,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			260,696,000.03	260,696,000.00	0.00	962,750.19	0.00	0.00	962,750.19	260,696,000.00

Exchangeable Certificate Details
PEX	94988QBJ9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	5,303,111.66
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	2.379710
Next Period 1 Month LIBOR %	2.939140
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,733,744.06	Master Servicing Fee	20,652.24
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,624.25
Interest Adjustments	0.00	Trustee Fee	310.77
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	431.62
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,135.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	25,154.80
Total Interest Collected	3,733,744.06

Principal		Expenses/Reimbursements
Scheduled Principal	1,918,898.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	237,172.37
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,336.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	627.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,918,898.39	Total Expenses/Reimbursements	273,135.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,384,213.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,918,898.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Net Swap Counterparty Payments Paid	51,240.49
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	5,354,352.15
Total Funds Collected	5,652,642.45	Total Funds Distributed	5,652,642.42

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,004,221,390.71	1,004,221,390.71	Beginning Certificate Balance	1,004,221,390.71
(-) Scheduled Principal Collections	1,918,898.39	1,918,898.39	(-) Principal Distributions	1,918,898.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,002,302,492.32	1,002,302,492.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,005,754,621.53	1,005,754,621.53	Ending Certificate Balance	1,002,302,492.32
Ending Actual Collateral Balance	1,003,987,210.34	1,003,987,210.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	168,115,816.64	16.77%	8	4.9414	NAP	Defeased	21	168,115,816.64	16.77%	8	4.9414	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	11	248,056,963.30	24.75%	10	4.2567	0.852466
1,000,001 to 2,000,000	3	4,461,057.98	0.45%	10	4.9114	1.505643	1.31 to 1.40	3	149,901,830.30	14.96%	(4)	4.0195	1.364966
2,000,001 to 3,000,000	4	10,500,486.46	1.05%	8	4.5473	1.770733	1.41 to 1.50	2	11,823,595.95	1.18%	9	4.4040	1.441928
3,000,001 to 4,000,000	6	20,581,537.07	2.05%	6	4.3615	2.345279	1.51 to 1.60	1	4,549,932.69	0.45%	9	4.2600	1.547200
4,000,001 to 5,000,000	8	36,406,002.61	3.63%	9	4.5331	2.074304	1.61 to 1.70	4	38,896,971.63	3.88%	9	4.3765	1.668898
5,000,001 to 6,000,000	2	10,542,178.57	1.05%	5	4.6101	1.781693	1.71 to 1.80	5	28,118,124.71	2.81%	9	4.5870	1.739078
6,000,001 to 7,000,000	3	19,524,575.60	1.95%	8	4.3427	1.709365	1.81 to 1.90	2	12,827,300.97	1.28%	7	4.5141	1.832614
7,000,001 to 8,000,000	5	37,726,323.74	3.76%	10	4.7413	2.170215	1.91 to 2.00	3	15,678,822.70	1.56%	9	4.6932	1.971003
8,000,001 to 9,000,000	4	34,196,540.23	3.41%	10	4.4417	0.929350	2.01 to 2.50	14	194,137,836.91	19.37%	8	4.2642	2.297764
9,000,001 to 10,000,000	4	37,900,625.43	3.78%	9	4.3821	3.149205	2.51 to 3.00	2	14,622,169.98	1.46%	10	4.4584	2.698158
10,000,001 to 15,000,000	3	34,125,705.09	3.40%	10	4.4603	1.613128	3.01 or greater	5	115,573,126.54	11.53%	8	3.9018	3.724476
15,000,001 to 20,000,000	1	15,988,049.04	1.60%	10	4.5760	1.698800	Totals	73	1,002,302,492.32	100.00%	7	4.3253	1.766504
20,000,001 to 30,000,000	1	25,886,654.68	2.58%	9	4.1360	2.100600
30,000,001 to 50,000,000	1	41,019,181.10	4.09%	10	4.6220	1.059200
50,000,001 to 80,000,000	6	415,327,758.08	41.44%	4	4.0872	1.501874
80,000,0001 to 90,000,000	1	90,000,000.00	8.98%	8	3.6700	3.181100
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	73	1,002,302,492.32	100.00%	7	4.3253	1.766504
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	44	168,115,816.64	16.77%	8	4.9414	NAP	Wisconsin	6	3,057,385.62	0.31%	8	4.2570	1.739300
California	5	38,155,601.52	3.81%	9	4.3413	1.356175	Totals	121	1,002,302,492.32	100.00%	7	4.3253	1.766504
Colorado	2	19,378,139.33	1.93%	10	4.6239	1.935394
									Property Type³
Connecticut	1	10,268,124.68	1.02%	10	4.9200	0.524200
Florida	3	52,581,038.24	5.25%	10	4.5211	1.352683		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	90,000,000.00	8.98%	8	3.6700	3.181100		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	65,365,422.85	6.52%	8	3.9625	2.248100	Defeased	44	168,115,816.64	16.77%	8	4.9414	NAP
Maryland	2	88,555,082.67	8.84%	(14)	3.6978	1.438812	Industrial	1	3,281,446.78	0.33%	9	4.2800	2.160200
Michigan	2	63,967,942.09	6.38%	7	4.4074	3.520023	Lodging	11	64,101,829.24	6.40%	9	4.7342	1.793173
Mississippi	1	1,590,025.24	0.16%	10	5.0600	1.664800	Mixed Use	1	41,019,181.10	4.09%	10	4.6220	1.059200
Missouri	1	9,105,862.95	0.91%	8	5.2200	1.737700	Mobile Home Park	7	22,273,148.86	2.22%	10	4.3806	5.516072
Montana	1	71,464,711.91	7.13%	10	4.2860	0.588800	Multi-Family	4	17,551,194.80	1.75%	8	4.9077	2.094208
Nevada	1	5,371,599.95	0.54%	3	4.9500	1.822500	Office	17	232,916,426.53	23.24%	9	4.3064	1.878332
New Jersey	1	3,281,446.78	0.33%	9	4.2800	2.160200	Retail	36	440,343,535.92	43.93%	4	3.9839	1.662237
New York	4	45,813,260.37	4.57%	9	4.2509	1.725142	Totals	121	1,002,302,492.32	100.00%	7	4.3253	1.766504
North Carolina	6	92,644,874.43	9.24%	9	3.9392	1.387170
North Dakota	1	9,605,860.58	0.96%	10	4.7800	0.835500
Ohio	3	8,378,071.90	0.84%	10	5.8583	3.301428
Oklahoma	1	3,250,000.00	0.32%	5	4.3000	2.209700
Pennsylvania	5	9,556,919.32	0.95%	10	4.9051	2.158354
South Carolina	5	28,023,402.09	2.80%	8	4.3339	1.945066
Tennessee	3	13,163,402.07	1.31%	6	4.2743	1.605795
Texas	5	8,754,898.92	0.87%	9	4.5557	1.920855
Virginia	13	71,708,357.87	7.15%	10	4.4440	1.056748
Washington	3	8,445,331.85	0.84%	9	4.5710	2.478600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	168,115,816.64	16.77%	8	4.9414	NAP	Defeased	21	168,115,816.64	16.77%	8	4.9414	NAP
	3.750% or less	3	180,000,000.00	17.96%	(3)	3.6652	2.727272	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	160,599,948.21	16.02%	8	3.8976	1.673788	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	69,305,786.01	6.91%	8	4.1559	1.957903	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	14	207,627,762.37	20.72%	10	4.3545	1.137048	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	148,633,767.42	14.83%	9	4.5961	1.824240	49 months or greater	52	834,186,675.68	83.23%	6	4.2012	1.827373
	4.751% to 5.000%	9	49,537,445.36	4.94%	9	4.8742	1.546908	Totals	73	1,002,302,492.32	100.00%	7	4.3253	1.766504
	5.001% to 5.250%	2	10,695,888.19	1.07%	8	5.1962	1.726863
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	1	7,786,078.12	0.78%	10	5.9800	3.420200
	Totals	73	1,002,302,492.32	100.00%	7	4.3253	1.766504
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	168,115,816.64	16.77%	8	4.9414	NAP	Defeased	21	168,115,816.64	16.77%	8	4.9414	NAP
	60 months or less	52	834,186,675.68	83.23%	6	4.2012	1.827373	Interest Only	8	196,860,000.00	19.64%	(2)	3.7161	2.683647
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	3	70,612,545.01	7.05%	7	4.4225	2.131608
	Totals	73	1,002,302,492.32	100.00%	7	4.3253	1.766504	180 months to 240 months	14	78,030,979.06	7.79%	9	4.8018	1.823794
								240 months to 300 months	27	488,683,151.61	48.76%	9	4.2687	1.439044
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	73	1,002,302,492.32	100.00%	7	4.3253	1.766504
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	21	168,115,816.64	16.77%	8	4.9414	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	44	723,736,661.13	72.21%	6	4.1778	1.942317
	13 to 24 months	7	104,312,760.95	10.41%	9	4.3262	1.022239
	25 months or greater	1	6,137,253.60	0.61%	9	4.8350	1.957100
	Totals	73	1,002,302,492.32	100.00%	7	4.3253	1.766504
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	28000338	OF	Various	VA	Actual/360	4.444%	251,082.50	129,009.98	0.00	07/06/23	07/06/43	--	65,611,987.68	65,482,977.70	09/06/22
1B	28010338	OF	Richmond	VA	Actual/360	4.444%	33,994.44	17,247.95	0.00	07/06/23	07/06/43	--	8,883,307.79	8,866,059.84	09/06/22
1C	28020338	OF	Glen Allen	VA	Actual/360	4.444%	38,569.34	19,569.13	0.00	07/06/23	07/06/43	--	10,078,801.90	10,059,232.77	09/06/22
2	440000236	RT	Pineville	NC	Actual/360	3.839%	261,840.38	159,521.85	0.00	N/A	06/01/23	--	79,206,225.38	79,046,703.53	09/01/22
3	440000235	RT	Atlanta	GA	Actual/360	3.670%	284,425.00	0.00	0.00	N/A	05/01/23	--	90,000,000.00	90,000,000.00	09/01/22
5	310920047	RT	Baltimore	MD	Actual/360	3.658%	251,995.56	0.00	0.00	N/A	05/01/21	--	80,000,000.00	80,000,000.00	04/01/21
6	440000242	RT	Billings	MT	Actual/360	4.286%	264,185.38	116,232.90	0.00	N/A	07/01/23	--	71,580,944.81	71,464,711.91	12/01/21
7	28000310	OF	Van Buren Township	MI	30/360	4.542%	205,180.09	239,092.56	0.00	N/A	04/06/23	--	54,207,034.65	53,967,942.09	09/06/22
9	310919994	OF	Chicago	IL	Actual/360	3.962%	223,425.81	114,005.88	0.00	N/A	05/01/23	--	65,479,428.73	65,365,422.85	09/01/22
10	28000340	MU	Orlando	FL	Actual/360	4.622%	163,567.00	77,480.23	0.00	N/A	07/06/23	--	41,096,661.33	41,019,181.10	09/06/22
11	440000251	SS	Various	OH	Actual/360	4.497%	98,882.44	56,963.10	0.00	N/A	07/01/23	--	25,535,073.70	25,478,110.60	09/01/22
12	28000331	RT	Various	Various	Actual/360	5.332%	116,051.93	49,891.47	0.00	N/A	06/06/23	--	25,273,321.37	25,223,429.90	09/06/22
13	28000337	OF	Jamaica	NY	Actual/360	4.136%	92,351.79	43,529.14	0.00	N/A	06/06/23	--	25,930,183.82	25,886,654.68	09/06/22
15	28000217	RT	Various	FL	Actual/360	5.750%	79,278.23	30,141.70	0.00	N/A	04/06/23	--	16,011,311.48	15,981,169.78	09/06/22
16	28000345	OF	Lakewood	CO	Actual/360	4.576%	63,119.93	30,431.69	0.00	N/A	07/06/23	--	16,018,480.73	15,988,049.04	09/06/22
18	800919161	RT	Murrieta	CA	Actual/360	4.130%	49,173.35	28,417.09	0.00	N/A	06/01/23	--	13,826,764.73	13,798,347.64	09/01/22
19	28000328	MF	Beaufort	SC	Actual/360	5.081%	60,265.42	25,146.65	0.00	N/A	06/06/23	--	13,773,991.09	13,748,844.44	09/06/22
20	28000330	MF	San Diego	CA	Actual/360	4.527%	48,456.34	27,787.29	0.00	N/A	05/06/23	--	12,430,280.92	12,402,493.63	09/06/22
21	28000318	RT	Bronx	NY	Actual/360	3.900%	31,047.65	56,057.33	0.00	N/A	05/01/23	--	9,244,959.23	9,188,901.90	09/01/22
22	28000325	LO	Melbourne	FL	Actual/360	5.700%	56,724.81	21,629.25	0.00	N/A	05/06/23	--	11,556,836.47	11,535,207.22	09/06/22
23	310918547	LO	Hartford	CT	Actual/360	4.920%	43,644.50	33,487.32	0.00	N/A	07/01/23	--	10,301,612.00	10,268,124.68	09/01/22
25	28000321	MF	St. Louis	MO	Actual/360	5.220%	41,061.98	29,171.69	0.00	N/A	05/06/23	--	9,135,034.64	9,105,862.95	09/06/22
26	310918513	RT	Grand Forks	ND	Actual/360	4.780%	39,623.47	20,574.10	0.00	N/A	07/01/23	--	9,626,434.68	9,605,860.58	09/01/22
27	310918731	RT	Fremont	CA	Actual/360	4.200%	27,091.63	35,073.17	0.00	N/A	07/01/23	--	7,490,774.19	7,455,701.02	09/01/22
29	310918182	RT	Hampstead	MD	Actual/360	4.070%	30,055.03	20,498.24	0.00	N/A	06/01/23	--	8,575,580.91	8,555,082.67	09/01/22
30	440000238	MF	Ellensburg	WA	Actual/360	4.571%	33,315.99	18,797.10	0.00	N/A	06/01/23	--	8,464,128.95	8,445,331.85	09/01/22
31	310918150	LO	Spartanburg	SC	Actual/360	4.260%	28,238.97	27,075.44	0.00	N/A	06/01/23	--	7,698,037.00	7,670,961.56	09/01/22
32	410919028	MH	Chesterfield Township	MI	Actual/360	3.680%	31,688.89	0.00	0.00	N/A	07/01/23	--	10,000,000.00	10,000,000.00	09/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	310914929	RT	Santa Monica	CA	Actual/360	4.690%	33,714.95	18,088.74	0.00	N/A	07/01/23	--	8,348,154.61	8,330,065.87	09/01/22
34	310918031	LO	Greenville	SC	Actual/360	4.260%	27,685.26	26,544.56	0.00	N/A	06/01/23	--	7,547,094.27	7,520,549.71	09/01/22
35	28000346	LO	Sandusky	OH	Actual/360	5.980%	40,209.79	22,490.45	0.00	N/A	07/01/23	--	7,808,568.57	7,786,078.12	09/01/22
36	310919116	SS	Redwood City	CA	Actual/360	3.990%	26,246.27	18,576.59	0.00	N/A	02/01/23	--	7,638,981.20	7,620,404.61	09/01/22
37	440000243	MH	Various	PA	Actual/360	4.975%	31,308.49	15,156.17	0.00	N/A	07/01/23	--	7,308,189.50	7,293,033.33	09/01/22
38	780919468	RT	Cape Coral	FL	Actual/360	3.950%	23,864.41	17,159.33	0.00	N/A	05/01/23	--	7,016,079.26	6,998,919.93	09/01/22
40	28000336	LO	Long Island City	NY	Actual/360	4.835%	25,637.07	20,364.30	0.00	N/A	06/06/23	--	6,157,617.90	6,137,253.60	05/06/20
41	28000220	RT	Jacksonville	FL	Actual/360	5.750%	33,825.38	12,860.45	0.00	N/A	03/06/23	--	6,831,493.91	6,818,633.46	09/06/22
42	28000317	LO	Germantown	TN	Actual/360	4.300%	23,709.97	14,890.00	0.00	N/A	05/06/23	--	6,403,292.07	6,388,402.07	05/06/22
44	28000322	RT	Various	Various	Actual/360	4.257%	19,021.45	18,385.53	0.00	05/06/23	05/06/38	--	5,188,964.15	5,170,578.62	09/06/22
45	28000326	MF	Various	SC	Actual/360	4.950%	22,324.05	17,230.23	0.00	N/A	05/06/23	--	5,237,313.96	5,220,083.73	09/06/22
46	28000229	RT	Reno	NV	Actual/360	4.950%	22,946.52	11,748.53	0.00	N/A	12/06/22	--	5,383,348.48	5,371,599.95	09/06/22
47	28000295	OF	Chicago	IL	Actual/360	4.665%	21,419.62	11,896.97	0.00	N/A	03/06/23	--	5,332,133.41	5,320,236.44	09/06/22
48	28000342	MF	Austin	TX	Actual/360	4.786%	20,812.55	15,235.42	0.00	N/A	07/06/23	--	5,050,022.67	5,034,787.25	09/06/22
49	28000319	LO	Webster	TX	Actual/360	4.628%	19,126.95	16,349.78	0.00	N/A	05/06/23	--	4,799,468.27	4,783,118.49	09/06/22
51	310918153	LO	Spartanburg	SC	Actual/360	4.260%	16,749.58	16,059.46	0.00	N/A	06/01/23	--	4,565,992.15	4,549,932.69	09/01/22
52	28000327	RT	Kannapolis	NC	Actual/360	4.400%	18,764.10	11,281.56	0.00	N/A	06/06/23	--	4,952,400.47	4,941,118.91	09/06/22
53	28000324	LO	Syracuse	NY	Actual/360	4.819%	19,153.92	15,291.67	0.00	N/A	06/06/23	--	4,615,741.86	4,600,450.19	09/06/22
54	440000239	RT	Northbrook	IL	Actual/360	4.501%	18,870.52	10,926.07	0.00	N/A	03/01/23	--	4,868,730.16	4,857,804.09	09/01/22
55	28000334	MF	Tallahassee	FL	Actual/360	4.926%	21,852.03	9,288.00	0.00	N/A	06/06/23	--	5,151,553.25	5,142,265.25	09/06/22
56	860918411	LO	Easley	SC	Actual/360	4.740%	18,007.09	14,741.59	0.00	N/A	06/01/23	--	4,411,699.72	4,396,958.13	09/01/22
57	410918978	MF	Madison Heights	MI	Actual/360	4.150%	16,349.02	10,872.77	0.00	N/A	02/01/23	--	4,574,930.76	4,564,057.99	09/01/22
58	820917113	RT	Jacksonville	FL	Actual/360	4.490%	17,681.84	10,279.70	0.00	N/A	06/01/23	--	4,573,216.91	4,562,937.21	09/01/22
59	28000323	RT	Stockton	CA	Actual/360	4.273%	16,297.34	10,340.18	0.00	N/A	05/06/23	--	4,429,192.78	4,418,852.60	09/06/22
60	28000341	MF	Windcrest	TX	Actual/360	4.686%	14,309.30	17,827.38	0.00	N/A	07/06/23	--	3,546,148.08	3,528,320.70	09/06/22
61	870919091	RT	Hercules	CA	Actual/360	4.670%	16,735.98	9,105.83	0.00	N/A	06/01/23	--	4,161,740.22	4,152,634.39	09/01/22
62	410918963	SS	Various	TX	Actual/360	4.200%	14,516.16	9,470.13	0.00	N/A	02/01/23	--	4,013,684.79	4,004,214.66	09/01/22
63	28000335	OF	Denver	CO	Actual/360	4.862%	14,721.60	7,472.02	0.00	N/A	03/06/23	--	3,516,259.66	3,508,787.64	09/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	540919115	RT	North Augusta	SC	Actual/360	4.150%	12,261.77	8,154.57	0.00	N/A	05/01/23	--	3,431,198.52	3,423,043.95	09/01/22
66	28000347	MH	Leadville	CO	Actual/360	4.850%	14,188.34	7,183.18	0.00	N/A	07/06/23	--	3,397,273.47	3,390,090.29	09/06/22
67	410918870	IN	Marlboro Township	NJ	Actual/360	4.280%	12,122.06	7,625.85	0.00	N/A	06/01/23	--	3,289,072.63	3,281,446.78	09/01/22
68	28000266	RT	Aiken	SC	Actual/360	4.250%	14,218.02	0.00	0.00	01/06/23	01/06/38	--	3,885,000.00	3,885,000.00	09/06/22
69	28000344	RT	Fayetteville	NC	Actual/360	4.705%	11,528.58	9,470.11	0.00	N/A	07/06/23	--	2,845,489.36	2,836,019.25	09/06/22
70	28000267	RT	Johnson City	TN	Actual/360	4.250%	12,637.02	0.00	0.00	01/06/23	01/06/38	--	3,453,000.00	3,453,000.00	09/06/22
71	28000274	RT	Gallatin	TN	Actual/360	4.250%	12,157.60	0.00	0.00	01/06/23	01/06/38	--	3,322,000.00	3,322,000.00	09/06/22
72	28000279	RT	Durant	OK	Actual/360	4.300%	12,034.03	0.00	0.00	02/06/23	02/06/38	--	3,250,000.00	3,250,000.00	09/06/22
74	410919264	RT	Taylorsville	UT	Actual/360	4.830%	6,338.46	18,058.89	0.00	N/A	04/01/23	--	1,523,972.92	1,505,914.03	09/01/22
75	28000272	RT	Mount Airy	NC	Actual/360	4.250%	10,796.18	0.00	0.00	01/06/23	01/06/38	--	2,950,000.00	2,950,000.00	09/06/22
76	410918522	RT	Dickinson	TX	Actual/360	4.600%	9,728.39	5,394.62	0.00	N/A	07/01/23	--	2,455,975.84	2,450,581.22	09/01/22
77	790919101	RT	Reading	PA	Actual/360	4.680%	9,143.44	4,956.70	0.00	N/A	06/01/23	--	2,268,842.69	2,263,885.99	09/01/22
78	410919587	MU	Charlotte	NC	Actual/360	4.830%	8,368.24	4,267.29	0.00	N/A	07/01/23	--	2,011,999.68	2,007,732.39	09/01/22
79	28000343	RT	Knightdale	NC	Actual/360	4.805%	6,704.63	5,334.36	0.00	N/A	07/06/23	--	1,620,400.19	1,615,065.83	09/06/22
80	410919499	MH	Biloxi	MS	Actual/360	5.060%	6,950.34	5,105.53	0.00	N/A	07/01/23	--	1,595,130.77	1,590,025.24	09/01/22
81	410918342	SS	Lower Lake	CA	Actual/360	4.960%	5,100.56	3,924.50	0.00	N/A	05/01/23	02/01/23	1,194,199.38	1,190,274.88	09/01/22
82	410919590	RT	Charlotte	NC	Actual/360	4.860%	5,267.34	2,657.13	0.00	N/A	07/01/23	--	1,258,624.04	1,255,966.91	09/01/22
Totals							3,733,744.06	1,918,898.39	0.00				1,004,221,390.71	1,002,302,492.32

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	3,484,816.02	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	(408,598.47)	(195,687.23)	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	1,817,244.65	1,017,687.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	13,354,708.92	6,853,653.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,017,274.66	9,767,463.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,704,505.00	0.00	--	--	04/11/22	30,748,664.53	1,280,402.53	154,056.53	2,907,339.76	0.00	0.00
6	3,137,057.35	0.00	--	--	06/13/22	38,278,655.45	2,755,997.02	238,042.44	1,471,718.97	0.00	0.00
7	0.00	6,866,220.68	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	19,055,319.25	10,257,909.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,371,557.20	1,650,661.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,333,170.96	1,842,184.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,149,677.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,621,221.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	691,124.12	136,806.29	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	506,296.00	663,347.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,650,646.06	799,072.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	867,404.40	382,852.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,770,101.59	722,954.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,187,988.52	555,581.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,370,271.32	800,874.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,127,607.28	1,093,553.28	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	3,446,946.83	1,730,415.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	159,002.30	75,458.24	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	992,989.43	1,236,495.71	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	3,075,745.02	2,825,683.74	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,368,395.20	693,945.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,057,171.75	1,127,901.51	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,173,188.00	1,177,170.00	10/01/18	09/30/19	04/11/22	0.00	0.00	45,869.71	1,284,992.01	387,962.29	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	613,082.80	144,825.95	01/01/22	03/31/22	06/13/22	0.00	0.00	38,463.06	153,960.78	0.00	0.00
44	806,582.54	403,326.02	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	975,802.99	213,451.71	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	983,201.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	770,820.24	710,385.04	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	755,216.26	379,697.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	764,732.44	925,562.99	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1,182,893.77	1,480,104.23	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	661,507.00	473,212.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	497,399.00	237,060.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	533,117.96	116,860.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	709,428.53	397,513.69	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	560,339.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	372,480.00	186,240.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	475,063.42	229,178.67	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	330,770.00	165,385.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	319,421.00	159,710.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	313,698.00	156,849.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	283,240.00	141,620.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	321,555.00	160,777.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
77	224,752.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	377,604.10	49,488.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	125,449.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	200,243.10	122,909.89	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	112,630,967.75	62,546,628.71				69,027,319.98	4,036,399.55	476,431.74	5,818,011.52	387,962.29	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	3	83,990,367.58	0	0.00	1	71,464,711.91	0	0.00	0	0.00	0	0.00	4.325334%	4.255283%	7
08/17/22	0	0.00	1	6,403,292.07	2	77,738,562.71	0	0.00	2	71,580,944.81	0	0.00	0	0.00	1	3,543,636.90	4.325643%	4.255629%	8
07/15/22	1	6,418,127.14	0	0.00	3	82,008,659.04	0	0.00	2	75,830,761.28	0	0.00	0	0.00	0	0.00	4.326948%	4.256131%	9
06/17/22	0	0.00	0	0.00	3	82,177,271.43	0	0.00	2	75,978,348.79	0	0.00	0	0.00	0	0.00	4.327272%	4.256491%	10
05/17/22	0	0.00	0	0.00	3	82,335,374.17	0	0.00	3	76,116,342.92	0	0.00	0	0.00	2	7,122,349.90	4.327575%	4.256827%	11
04/18/22	0	0.00	0	0.00	3	82,502,794.14	0	0.00	3	82,685,172.03	0	0.00	0	0.00	0	0.00	4.333423%	4.261143%	12
03/17/22	1	1,647,175.58	0	0.00	3	82,659,669.36	0	0.00	3	82,842,529.23	0	0.00	0	0.00	0	0.00	4.333723%	4.261474%	13
02/17/22	0	0.00	0	0.00	3	82,845,818.80	0	0.00	3	83,029,366.15	0	0.00	0	0.00	0	0.00	4.334076%	4.261861%	14
01/18/22	0	0.00	0	0.00	3	83,001,401.34	0	0.00	3	83,185,416.21	0	0.00	0	0.00	0	0.00	4.334371%	4.262186%	15
12/17/21	1	6,506,127.19	0	0.00	3	83,156,397.00	0	0.00	3	83,340,872.97	0	0.00	0	0.00	0	0.00	4.334663%	4.262508%	16
11/18/21	0	0.00	0	0.00	4	89,860,248.22	0	0.00	1	6,527,101.23	1	6,539,427.11	0	0.00	0	0.00	4.334971%	4.262847%	17
10/18/21	0	0.00	0	0.00	4	90,028,372.26	0	0.00	1	6,547,064.11	0	0.00	0	0.00	0	0.00	4.335258%	4.263164%	18
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	310920047	04/01/21	16	5	154,056.53	2,907,339.76	0.00	80,000,000.00	08/27/20	13
6	440000242	12/01/21	8	6	238,042.44	1,471,718.97	0.00	72,537,851.61	05/18/20	7			12/07/21
40	28000336	05/06/20	27	6	45,869.71	1,284,992.01	849,206.50	6,688,837.91	05/26/20	2
42	28000317	05/06/22	3	3	38,463.06	153,960.78	6,500.00	6,448,396.10	07/10/20	9
Totals					476,431.74	5,818,011.52	855,706.50	165,675,085.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		80,000,000	0	80,000,000		0
0 - 6 Months		43,256,014	43,256,014	0		0
7 - 12 Months		772,607,630	688,617,262	12,525,656		71,464,712
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		106,438,849	106,438,849	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	1,002,302,492	838,312,125	0	0	92,525,656	71,464,712
Aug-22	1,004,221,391	840,079,536	0	6,403,292	86,157,618	71,580,945
Jul-22	1,010,266,945	841,840,158	6,418,127	0	86,177,898	75,830,761
Jun-22	1,012,288,416	850,111,144	0	0	86,198,923	75,978,349
May-22	1,014,208,040	851,872,666	0	0	86,219,031	76,116,343
Apr-22	1,023,358,594	854,433,531	0	0	86,239,891	82,685,172
Mar-22	1,025,283,583	854,534,048	1,647,176	0	86,259,830	82,842,529
Feb-22	1,027,488,821	858,177,248	0	0	86,282,207	83,029,366
Jan-22	1,029,397,940	859,910,554	0	0	86,301,970	83,185,416
Dec-21	1,031,299,730	861,637,206	0	0	158,859,503	10,803,021
Nov-21	1,033,290,735	856,903,385	0	0	169,860,248	6,527,101
Oct-21	1,035,177,578	858,602,142	0	0	170,028,372	6,547,064
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	310920047	80,000,000.00	80,000,000.00	113,000,000.00	03/10/22	9,925,223.00	1.40840	12/31/21	05/01/21	I/O
6	440000242	71,464,711.91	72,537,851.61	40,000,000.00	05/24/22	2,688,319.35	0.58880	12/31/20	07/01/23	249
40	28000336	6,137,253.60	6,688,837.91	11,500,000.00	03/01/22	1,080,356.00	1.95710	09/30/19	06/06/23	188
42	28000317	6,388,402.07	6,448,396.10	11,900,000.00	05/09/22	110,877.95	0.95740	03/31/22	05/06/23	247
Totals		163,990,367.58	165,675,085.62	176,400,000.00		13,804,776.30

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	310920047	RT	MD	08/27/20	13
Lender continues to evaluate the collateral and litigation timing. Discussions with Borrower are ongoing.

6	440000242	RT	MT	05/18/20	7
Special Servicer comments are not available for this cycle.

40	28000336	LO	NY	05/26/20	2
A receivership order was entered on 11/4/2021. Special servicer continues to move forward with a foreclosure strategy.

42	28000317	LO	TN	07/10/20	9

The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower and Lender executed a forbearance agreement effective 10/29/21. Special Servicer will work to return the Loan back to

Master Servicing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	28000338	0.00	4.44400%	0.00	4.44400%	2	03/22/20	04/06/20	04/13/20
42	28000317	0.00	4.30000%	0.00	4.30000%	10	09/06/21	04/06/20	11/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	28000214 03/17/20	10,429,016.68	6,500,000.00	6,143,280.37	6,143,280.37	6,143,280.37	0.00	10,429,016.68	0.00	0.00	10,429,016.68	84.78%
28	28000320 02/18/21	8,651,301.48	6,500,000.00	7,104,159.88	1,597,112.58	7,104,159.88	5,507,047.30	3,144,254.18	0.00	0.00	3,144,254.18	29.38%
39	440000240 05/17/22	6,422,268.95	6,000,000.00	6,799,113.61	249,642.69	6,799,113.61	6,549,470.92	0.00	0.00	0.00	0.00	0.00%
50	310919345 08/17/22	4,134,010.98	3,700,000.00	4,572,734.13	1,005,843.15	4,572,734.13	3,566,890.98	567,120.00	0.00	0.00	567,120.00	9.13%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,636,598.09	22,700,000.00	24,619,287.99	8,995,878.79	24,619,287.99	15,623,409.20	14,140,390.86	0.00	0.00	14,140,390.86

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
24	28000214	03/17/20	0.00	0.00	10,429,016.68	0.00	0.00	10,429,016.68	0.00	479,271.71	10,908,288.39
28	28000320	02/18/21	0.00	0.00	3,144,254.18	0.00	0.00	3,144,254.18	0.00	0.00	3,144,254.18
39	440000240	05/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	310919345	08/17/22	0.00	0.00	567,120.00	0.00	0.00	567,120.00	0.00	0.00	567,120.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	14,140,390.86	0.00	0.00	14,140,390.86	0.00	479,271.71	14,619,662.57

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	17,222.22	0.00	0.00	96,327.03	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	15,409.79	0.00	0.00	140,845.34	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	627.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,325.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	1,378.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,336.10	0.00	627.00	237,172.37	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		273,135.47

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Supplemental Notes
None

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